Note 9 - Capital Stock and Reserves - Summary of Warrant Transactions (Details)		12 Months Ended
		Mar. 31, 2025 $ / shares shares		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares							$ 6.25	$ 6.25
Balances, number of warrants (in shares)		800,000		0	0
Issued, number of warrants (in shares)		0		800,000	800,000
Exercised, number of warrants (in shares)		0		0	0
Cancelled, number of warrants (in shares)		0		0	0
Balances, number of warrants (in shares)		800,000		800,000	800,000	0
Issued, number of warrants (in shares)		0		(800,000)	(800,000)
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares				$ 6.5	$ 6.5	$ 6.5
Balances, number of warrants (in shares)		0		24,000	24,000	47,800
Issued, number of warrants (in shares)				0	0	0
Exercised, number of warrants (in shares)				0	0	(23,800)
Cancelled, number of warrants (in shares)				(24,000)	(24,000)	0
Balances, number of warrants (in shares)				0	0	24,000
Issued, number of warrants (in shares)				0	0	0
Unit warrants one [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 3.75
Balances, number of warrants (in shares)				0	0	53,778
Issued, number of warrants (in shares)						0
Exercised, number of warrants (in shares)						(53,778)
Cancelled, number of warrants (in shares)						0
Balances, number of warrants (in shares)						0
Issued, number of warrants (in shares)						0
Agent warrants expiring July 19, 2024 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 10
Balances, number of warrants (in shares)		5,765
Issued, number of warrants (in shares)		0
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)	[1]	(5,765)
Balances, number of warrants (in shares)		0		5,765	5,765
Issued, number of warrants (in shares)		0
Agent warrants expiring August 19, 2024 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares				$ 10	$ 10	$ 10
Balances, number of warrants (in shares)		5,765		5,765	5,765	0
Issued, number of warrants (in shares)				0	0	5,765
Exercised, number of warrants (in shares)				0	0	0
Cancelled, number of warrants (in shares)				0	0	0
Balances, number of warrants (in shares)				5,765	5,765	5,765
Issued, number of warrants (in shares)				0	0	(5,765)
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4		$ 4	$ 4
Balances, number of warrants (in shares)		341,592		0	0
Issued, number of warrants (in shares)		0		341,592	341,592
Exercised, number of warrants (in shares)		0		0	0
Cancelled, number of warrants (in shares)		0		0	0
Balances, number of warrants (in shares)		341,592	[2]	341,592	341,592	0
Issued, number of warrants (in shares)		0		(341,592)	(341,592)
Unit warrants two [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 5
Balances, number of warrants (in shares)				0	0	121,600
Issued, number of warrants (in shares)						0
Exercised, number of warrants (in shares)						(121,600)
Cancelled, number of warrants (in shares)						0
Balances, number of warrants (in shares)						0
Issued, number of warrants (in shares)						0
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4		$ 3.4	$ 3.4
Balances, number of warrants (in shares)		3,274		0	0
Issued, number of warrants (in shares)		0		3,274	3,274
Exercised, number of warrants (in shares)		0		0	0
Cancelled, number of warrants (in shares)		0		0	0
Balances, number of warrants (in shares)		3,274		3,274	3,274	0
Issued, number of warrants (in shares)		0		(3,274)	(3,274)
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)		49,039		5,765	5,765	0
Issued, number of warrants (in shares)		162,781		43,274	43,274	5,765
Exercised, number of warrants (in shares)		0		0	0	0
Cancelled, number of warrants (in shares)		0		0	0	0
Balances, number of warrants (in shares)		206,055		49,039	49,039	5,765
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 6.5		$ 10		$ 0
Issued, warrants, weighted average exercise price (in CAD per share) | $ / shares		3				10
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares		0		0		0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares		0		0	$ 0	0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 4.19		$ 6.5		$ 10
Weighted average remaining life (years) (Year)		1 year 11 months 15 days		2 years 11 months 8 days	2 years 11 months 8 days	1 year 1 month 17 days
warrant, weighted average remaining life (years) (Year)		1 year 11 months 15 days		2 years 11 months 8 days	2 years 11 months 8 days	1 year 1 month 17 days
Issued, number of warrants (in shares)		(162,781)		(43,274)	(43,274)	(5,765)
Unit warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		247,471
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		247,471	[3]	0	0
Issued, number of warrants (in shares)		(247,471)
Unit warrants expiring October 29, 2022 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 12.5
Balances, number of warrants (in shares)				0	0	36,166
Issued, number of warrants (in shares)						0
Exercised, number of warrants (in shares)						(3,572)
Cancelled, number of warrants (in shares)						(32,594)
Balances, number of warrants (in shares)						0
Issued, number of warrants (in shares)						0
Agent warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		51
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		51		0	0
Issued, number of warrants (in shares)		(51)
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares							$ 6.25	$ 6.25
Balances, number of warrants (in shares)		40,000		0	0
Issued, number of warrants (in shares)		0		40,000	40,000
Exercised, number of warrants (in shares)		0		0	0
Cancelled, number of warrants (in shares)		0		0	0
Balances, number of warrants (in shares)		40,000		40,000	40,000	0
Issued, number of warrants (in shares)		0		(40,000)	(40,000)
Warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		3,045,000
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		3,045,000	[4]	0	0
Issued, number of warrants (in shares)		(3,045,000)
Unit warrants expiring December 15, 2022 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 5
Balances, number of warrants (in shares)				0	0	22,000
Issued, number of warrants (in shares)						0
Exercised, number of warrants (in shares)						(10,000)
Cancelled, number of warrants (in shares)						(12,000)
Balances, number of warrants (in shares)						0
Issued, number of warrants (in shares)						0
Agent warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		162,730
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		162,730	[5]	0	0
Issued, number of warrants (in shares)		(162,730)
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)		1,141,592		24,000	24,000	281,344
Issued, number of warrants (in shares)		3,292,971		1,141,592	1,141,592	0
Exercised, number of warrants (in shares)		0		0	0	(212,750)
Cancelled, number of warrants (in shares)		0		(24,000)	(24,000)	(44,594)
Balances, number of warrants (in shares)		4,434,563		1,141,592	1,141,592	24,000
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 5.58		$ 6.5		$ 5.98
Issued, warrants, weighted average exercise price (in CAD per share) | (per share)		4			$ 5.58	0
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares		0		0		4.98
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares		0		6.5	$ 6.5	10.48
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 4.92		$ 5.58		$ 6.5
Weighted average remaining life (years) (Year)		2 years 14 days		3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day
warrant, weighted average remaining life (years) (Year)		2 years 14 days		3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day
Issued, number of warrants (in shares)		(3,292,971)		(1,141,592)	(1,141,592)	0

[1]	5,765 agent warrants expired, resulting in an allocation of share-based reserves of $22,001 to deficit.
[2]	334,239 exercised subsequently
[3]	exercised subsequently
[4]	663,700 exercised subsequently
[5]	130,184 exercised subsequently